Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Net revenue	$ 5,051,000	$ 1,751,000	$ 10,585,000	$ 6,297,000	$ 9,317,000	$ 4,118,000
Cost of sales	4,402,000	1,690,000	9,461,000	5,968,000	8,768,000	4,913,000
Gross profit	649,000	61,000	1,124,000	329,000	549,000	(795,000)
Operating expenses:
Selling and administrative expenses	2,584,000	2,421,000	7,108,000	5,518,000	7,712,000	3,462,000
Research and development	1,527,000	1,364,000	3,888,000	2,892,000	4,088,000	1,956,000
Total operating expenses	4,111,000	3,785,000	10,996,000	8,410,000	11,800,000	5,418,000
Operating loss	(3,462,000)	(3,724,000)	(9,872,000)	(8,081,000)	(11,251,000)	(6,213,000)
Other income (expense):
Other Income					84,000
Interest expense	(503,000)	(90,000)	(1,214,000)	(1,058,000)	(1,247,000)	(752,000)
Net loss	$ (3,965,000)	$ (3,814,000)	$ (11,086,000)	$ (9,139,000)	$ (12,414,000)	$ (6,965,000)
Net loss per share - basic and diluted	$ (0.78)	$ (0.75)	$ (2.17)	$ (2.23)	$ (2.84)	$ (2.74)
Weighted average number of common shares outstanding - basic and diluted	5,107,845	5,076,967	5,105,982	4,105,433	4,364,271	2,539,427